Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 16, 2011
Allianz AGIC Micro Cap Fund (First Prospectus Summary) | Allianz AGIC Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC Micro Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). The Fund's portfolio turnover rate for the fiscal year ended November 30, 2010 was 112% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the
Examples above, can adversely affect the Fund's investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	Examples.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume  that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets
(plus borrowings made for investment purposes) in equity securities of micro-cap companies.
The Fund currently defines micro-cap companies as those with market capitalizations comparable to companies included in the Russell Microcap Growth Index (between $10 million and $895 million as of September 30, 2011). The portfolio managers follow a disciplined, fundamental bottom-up research process focusing on companies undergoing positive fundamental change, with sustainable growth characteristics. The portfolio managers look for what they believe to be the best risk-
reward candidates within the investment universe, defined as equities that are expected to appreciate based on accelerating fundamental performance, rising expectations and related multiple expansion. Company-specific research includes industry and competitive analysis, revenue model analysis, profit analysis and balance sheet assessment. Once the portfolio managers believe that positive fundamental change is occurring and will likely lead to accelerating fundamental performance, they seek evidence that performance will be a longer-term sustainable trend. Lastly, the portfolio managers determine if the investment is timely with regard to relative valuation and price strength, exploiting stocks that are under-priced relative to their potential. The Fund may have a high portfolio turnover rate, which may be up to 200% or more. In addition to common stocks and other equity securities (such as preferred stocks and convertible securities), the
Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk,
Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller
Company Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);
Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility); Liquidity Risk
(the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the
Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Class P performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund.
These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under
"Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance.  Visit www.allianzinvestors.com for more current performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.allianzinvestors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns - Institutional Class
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart and the information to its right show performance of  the Fund's
Institutional Class shares. Class P performance would be lower than Institutional
Class performance because of the lower expenses paid by Institutional Class shares.
For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest and Lowest Quarter Returns
(for periods shown in the bar chart)

Highest 04/01/2003-06/30/2003    35.75%
Lowest 07/01/2002-09/30/2002    -26.26%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historica individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/10)
Allianz AGIC Micro Cap Fund (First Prospectus Summary) | Allianz AGIC Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.26%)
Allianz AGIC Micro Cap Fund (First Prospectus Summary) | Allianz AGIC Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-31
Allianz AGIC Micro Cap Fund | Russell Microcap Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap Growth Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 1995
Allianz AGIC Micro Cap Fund | Lipper Small-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Small-Cap Growth Funds Average
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 1995
Allianz AGIC Micro Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.53%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	156
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	834
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,824
Annual Return 2001	rr_AnnualReturn2001	(3.42%)
Annual Return 2002	rr_AnnualReturn2002	(29.92%)
Annual Return 2003	rr_AnnualReturn2003	85.91%
Annual Return 2004	rr_AnnualReturn2004	6.05%
Annual Return 2005	rr_AnnualReturn2005	10.41%
Annual Return 2006	rr_AnnualReturn2006	12.75%
Annual Return 2007	rr_AnnualReturn2007	8.51%
Annual Return 2008	rr_AnnualReturn2008	(38.87%)
Annual Return 2009	rr_AnnualReturn2009	28.87%
Annual Return 2010	rr_AnnualReturn2010	35.29%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 1995
Allianz AGIC Micro Cap Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 1995
Allianz AGIC Micro Cap Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 1995
Allianz AGIC Micro Cap Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.65%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	548
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	952
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P - Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.52%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 1995

[1]	Other Expenses for Class P shares are based upon estimated amounts for the Fund's current fiscal year and include expenses relating to the creation and offering of a new share class of the Fund.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2012 to the extent that Total Annual Fund Operating Expenses, including payment of offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.54% for Institutional Class shares and 1.65% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.